Derivative Instruments - Fair Value of Derivative Instruments on a Gross basis and on a Net Basis as Presented in Consolidated Balance Sheets (Detail) (Commodity Contract [Member], Not Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Gross Amount	$ 24,090
Netting Adjustments	(5,056)	[1]
Net Amount Presented in the Balance Sheets	19,034
Gross Amount	(5,056)
Netting Adjustments	5,056	[1]
Net Amount Presented in the Balance Sheets	0
Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Gross Amount	(5,012)
Netting Adjustments	5,012	[1]
Net Amount Presented in the Balance Sheets	0
Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Gross Amount	(44)
Netting Adjustments	44	[1]
Net Amount Presented in the Balance Sheets	0
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Gross Amount	22,349
Netting Adjustments	(5,012)	[1]
Net Amount Presented in the Balance Sheets	17,337
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Gross Amount	1,741
Netting Adjustments	(44)	[1]
Net Amount Presented in the Balance Sheets	$ 1,697

[1]	The Company has agreements in place that allow for the financial right to offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.